Acquisition	6 Months Ended
Jun. 30, 2025
Acquisition
Acquisition

Note 3 - Acquisition

On April 25, 2025, the Group closed an equity acquisition agreement with a third party (the “Seller”), under which the Group purchased 85% equity interest in Xintong International for a consideration of $68,127,525 (RMB488,038,338), consisting of (i) the first tranche payment of $46,861,913 (RMB335,700,000), which was settled on April 25, 2025 by transferring $44,518,817 (RMB318,915,000) of financing receivables to the Seller (with the Group no longer having any continuing involvement in nor control over the related financing receivables); (ii) the second tranche payment of $13,261,489 (RMB95,000,000), of which approximately $9.7 million was paid in the form of Tether (USDT) in August 2025 and November 2025, with the remainder yet to be settled; and (iii) the third tranche payment of $8,004,123 (RMB57,338,338), which was settled on July 1, 2025 by transferring accounts receivable (with the Group no longer having any continuing involvement in nor control over the related accounts receivable).

Xintong International owns 100% equity interest in Senhuixin, a PRC holding company, which owns 30% equity interest in Shandong Liansen Development Co., Ltd (“Shandong Liansen”). Shandong Liansen owns and manages certain land use rights and forests and plants that can be used for Chinese herbal medicine cultivation and flower cultivation. Given that (i) substantially all of the fair value of the gross assets acquired is concentrated in a single asset, which is Senhuixin’s 30% equity interest in Shandong Liansen, and (ii) Xintong International and its wholly owned subsidiary Senhuixin have not commenced any operation before this acquisition, Xintong International together with its wholly owned subsidiary Senhuixin does not constitute a business, and therefore the acquisition was accounted for as an asset acquisition.

The following table summarizes the fair value of the identifiable assets and liabilities acquired:

Amount

Total consideration	$68,127,525

Other receivables	2,363
Long-term investment	80,151,868
Accrued liabilities and other payables	(4,202)
Total net assets acquired	80,150,029
15% equity value with non-controlling interest	(12,022,504)
$68,127,525